Share capital	12 Months Ended
Dec. 31, 2023
Share capital.
Share capital

13. Share capital

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2022	49,272,952	(11,374,803)	37,898,149
Issue of shares - treasury shares	48,636,476	(48,636,476)	—
Issue of shares - exercise ESOP & ESC	17,438,883	—	17,438,883
Sale of shares under shelf registration	—	4,500,000	4,500,000
Exercise of pre-funded warrants	—	15,978,570	15,978,570
Sale of shares under sale agency agreement	—	1,355,248	1,355,248
Net purchase of shares under liquidity agreement	—	(36,830)	(36,830)
Balance as of December 31, 2022	115,348,311	(38,214,291)	77,134,020
Shares reclassed as treasury shares under IFRS 2	—	(17,438,833)	(17,438,883)
Balance as of December 31, 2022 IFRS 2	115,348,311	(55,653,174)	59,695,137

	Number of shares
	Common	Treasury
	shares	shares	Total
Balance as of January 1, 2023.	115,348,311	(38,214,291)	77,134,020
Issue of shares - treasury shares	32,900,000	(32,900,000)	—
Issue of shares - exercise ESOP	12,527,235	—	12,527,235
Sale of shares under shelf registration	—	7,999,998	7,999,998
Exercise of pre-funded warrants (1)	23,578,950	—	23,578,950
Sale of shares under sale agency agreement	—	4,006,373	4,006,373
Net purchase of shares under liquidity agreement	—	(43,872)	(43,872)
Acquisition of shares forfeited from DSPPP	—	(7,311)	(7,311)
Balance as of December 31, 2023	184,354,496	(59,159,103)	125,195,393
Shares reclassed as treasury shares under IFRS 2	—	(29,958,807)	(29,958,807)
Balance as of December 31, 2023 IFRS 2	184,354,496	(89,117,910)	95,236,586
(1)In accordance with Swiss law, the issuance of 6,120,000 new shares through the exercise of pre-funded warrants from December 12, 2023 to December 31, 2023, have been registered in the commercial register on February 20, 2024. As of December 31, 2023, the amount of the share capital as registered in the commercial register is CHF 1,782,344.96 divided into 178,234,496 shares.

As of December 31, 2023, 125,195,393 shares were outstanding excluding 59,159,103 treasury shares directly held by Addex Pharma SA and including 29,958,807 outstanding shares benefiting from our DSPPP, considered as treasury shares under IFRS 2 (see note 14). All shares have a nominal value of CHF 0.01. As of December 31, 2022, 77,134,020 shares were outstanding excluding 38,214,291 treasury shares directly held by Addex Pharma SA and including 17,438,883 outstanding shares benefiting from our DSPPP, considered as treasury shares under IFRS 2. All shares had a nominal value of CHF 0.01 following the reduction of the nominal value effective on July 26, 2022.

The Group maintains a liquidity agreement with Kepler Cheuvreux (“Kepler”). Under the agreement, the Group has provided Kepler with cash and shares to enable them to buy and sell the Company’s shares. As of December 31, 2023, 172,072 (December 31,2022: 128,200) treasury shares are recorded under this agreement in the treasury share reserve and CHF 848 (December 31,2022: CHF 3,165) is recorded in other financial assets.

During the year 2023, the Group sold 4,006,373 treasury shares under the sale agency agreement with Kepler Cheuvreux at an average price of CHF 0.30 per share for gross proceeds of CHF 1,193,074 (during the year 2022, the Group sold 1,355,248 treasury shares at an average price of CHF 0.34 per share for gross proceeds of CHF 464,954).

On December 13, 2023, the company increased its capital from CHF 1,329,483 to CHF 1,782,345 by the issuance of 45,286,185 new registered shares at a nominal value of CHF 0.01 per share. Of these shares, 29,986,185 has been issued out of our conditional capital including 17,458,950 shares issued following the exercise of pre-funded warrants granted in the offering executed in April 2023 and 12,527,235 shares issued through the exercise of equity incentive units at a strike price of CHF 0.043 by Board Members, Executive Managers and employees on November 27, 2023. The payment of the strike price has been deferred under the Group’s staff retention deferred strike price payment plan (“DSPPP”) and consequently, under IFRS 2, the 12,527,235 shares issued from the exercise of equity incentive units are considered as treasury shares. The 12,527,235 shares are considered to be legally owned by the exercising equity incentive unit holders on November 27, 2023. The remaining 15,300,000 shares have been issued from the capital band of the company and fully subscribed by its 100% owned subsidiary Addex Pharma SA at the nominal value of CHF 0.01.

On October 23, 2023, the ADS ratio was changed from one ADS to six shares to a new ratio of one ADS to one hundred and twenty shares. The ADS ratio change had the same effect as a one to twenty ADS reverse split and except as otherwise indicated, all information in these consolidated financial statements gives retroactive effect to the ADS Ratio Change.

On June 14, 2023, the Company increased its capital from CHF 1,153,483 to CHF 1,329,483 through the issuance of 17,600,000 new shares from its capital band to its 100% owned subsidiary, Addex Pharma SA, at the nominal value of CHF 0.01. These shares are held as treasury shares; hence the operation does not impact the outstanding share capital.

On April 3, 2023, the Group entered into a securities purchase agreement with an institutional investor. The Group sold 7,999,998 treasury shares in the form of ADSs at a price of USD 0.16 (CHF 0.14) per share equivalent to USD 19.00 per ADS (CHF 17.20 per ADS) and 23,578,950 pre-funded warrant shares in the form of ADSs at a price of USD 0.16 (CHF 0.14 per share) equivalent to USD 18.80 (CHF 17.02) per ADS totally exercised as of December 31, 2023. As a consequence, 23,578,950 new shares have been issued from conditional capital of which 6,120,000 have been registered in the commercial register on February 20, 2024 in accordance with Swiss law. The total gross proceeds from the offering amounted to USD 5.0 million (CHF 4.5 million) and directly attributable share offering costs of CHF 0.2 million were recorded as a deduction in equity. In addition, the Group granted the institutional investor, 31,578,948 warrant shares exercisable in the form of ADSs with an exercise price of USD 0.17 (CHF 0.15) per share equivalent to USD 20.00 (CHF 18.11) per ADS and an exercise period expiring on April 5, 2028. The fair value of the warrant shares amounts to CHF 1.78 million and has been recorded in equity as a cost of the offering. The Group also reduced the price to USD 0.17 (CHF 0.15) per share equivalent to USD 20.00 (CHF 18.11) per ADS and extended the exercise period to April 5, 2028 of 9,230,772 warrant shares exercisable in the form of ADSs and 15,000,000 warrant shares exercisable in the form of ADSs granted in the securities purchase agreement signed on December 16, 2021 and July 22, 2022, respectively. Therefore, the institutional investor holds a total of 55,809,720 warrant shares exercisable in the form 465,081 warrant ADSs with an exercise price of USD 0.17 (CHF 0.15) per share equivalent to USD 20.00 (CHF 18.11) per ADS, expiring on April 5, 2028. Additionally, the amendments to the exercise conditions resulted in an increase in the total fair value of CHF 0.96 million that has been recorded in equity as a cost of the offering.

On December 15, 2022, the company increased its capital from CHF 979,094 to CHF 1,153,483 through the issuance of 17,438,883 new registered shares at a nominal value of CHF 0.01 per share from its conditional capital following the exercise of 17,438,883 equity incentive units at a strike price of CHF 0.13 by Board Members, Executive Managers and employees on October 26, 2022. The payment of the strike price has been deferred under the Group’s staff retention deferred strike price payment plan (“DSPPP”) and consequently, under IFRS 2, the 17,438,883 shares issued from the exercise of equity incentive units are considered as treasury shares. The 17,438,883 shares are considered to be legally owned by the exercising equity incentive unit holders on October 26, 2022. Of these shares, 7,311 have been forfeited as of December 31, 2023.

On October 31, 2022, the Group increased its capital from CHF 652,730 to CHF 979,094 through the issuance of 32,636,476 new registered shares from its authorized capital to its fully owned subsidiary, Addex Pharma SA, at CHF 0.01 per share. These shares are held as treasury shares, hence the operation does not impact the outstanding share capital.

On July 22, 2022, the Group entered into a securities purchase agreement with an institutional investor and sold 4,500,000 treasury shares in the form of ADSs at a price of USD 0.28 (CHF 0.27 per share) equivalent to USD 34.00 (CHF 32.69) per ADS. In addition, 10,500,000 prefunded warrant shares in the form of ADSs were sold at a price of USD 0.28 (CHF 0.27) per share equivalent to USD 33.80 (CHF 32.50) per ADS. Of these pre-funded warrant shares 3,960,000 were exercised as of September 30, 2022 and 6,540,000 were exercised during the fourth quarter of 2022. The total gross proceeds from this offering amounted to USD 4.2 million (CHF 4.1 million). Additionally, all the 5,478,570 pre - funded warrant shares exercisable in the form of ADSs, sold to the same institutional investor in the securities purchase agreement signed on December 16, 2021, have been exercised during the third quarter of 2022.The Group additionally granted the institutional investor, 15,000,000 warrant shares exercisable in the form of ADSs with an exercise price of USD 0.32 (CHF 0.30) per share equivalent to USD 38.00 (CHF 36.54) per ADS and an exercise period of 5 years. Their fair value amounting to CHF 1.0 million has been recorded in equity as a cost of the offering.

On July 19, 2022, the nominal value of the issued, conditional and authorized share capital has been reduced from CHF 1.00 to CHF 0.01 effective on the SIX Swiss Exchange and Nasdaq stock market on July 26, 2022. As a consequence, the share capital was reduced to CHF 652,730. The decrease of CHF 64.6 million in share capital remains in equity and has been reclassed to other equity. The total number of issued, outstanding, conditional and authorized shares remained the same.

On February 2, 2022, the Company issued 16,000,000 new shares from the authorized capital to its 100% owned subsidiary, Addex Pharma SA, at CHF 1.00. These shares are held as treasury shares; hence the operation does not impact the outstanding share capital. Directly attributable share issuance costs of CHF 0.2 million were recorded as a deduction in equity.